Segment information - Balance sheet related (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting Information
Total assets	SFr 483,735	SFr 530,039
Operating Segments | Investment Bank
Segment Reporting Information
Total assets	86,514	74,932
Operating Segments | Asset Management
Segment Reporting Information
Total assets	1,538	3,382
Operating Segments | Capital Release Unit
Segment Reporting Information
Total assets	67,046	102,648
Operating Segments | Swiss Universal Bank (old)
Segment Reporting Information
Total assets	189,213	197,627
Operating Segments | International Wealth Management (old)
Segment Reporting Information
Total assets	95,610	128,192
Corporate Center
Segment Reporting Information
Total assets	47,734	24,577
Adjustments
Segment Reporting Information
Total assets	SFr (3,920)	SFr (1,319)